UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment | |

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Quest Global Advisors
                                 Address: 10 Wilsey Square, Suite 200
                                          Ridgewood, NJ 07450




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  James Doolin
Title: Partner
Phone: 201-670-6700

Signature,                               Place,             and Date of Signing:


/s/  James Doolin			Ridgewood, NJ        May 9th, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $40,625 (thousands)

FORM 13F INFORMATION TABLE


COLUMN 1			COLUMN  2		COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8
----------------------		---------		---------	--------	------------------------	--------	-------		-----------------------
                              	TITLE OF        	          	VALUE 		SHARES/  	SH/ PUT/ 	INVSTMT 	OTHER   	VOTING 	AUTHORITY
    NAME OF ISSUER             	CLASS           	CUSIP   	x$1000 		PRN AMT  	PRN CALL 	DSCRETN 	MNGRS  		SOLE    SHARED	NONE
-----------------------      	---------       	--------- 	--------	-------- 	--- ---- 	-------- 	------- 	------- ------	-------


AIRTRAN HLDGS INC		NOTE 5.250%11/0		00949PAD0	632m		500000		PRN		SOLE		NONE		500000
AMGEN INC			NOTE 0.375% 2/0		031162AQ3	6,135m		6000000		PRN		SOLE		NONE		6000000
ALLIANT TECHSYSTEMS INC		NOTE 3.000% 8/1		018804AK0	3,847m		3758000		PRN		SOLE		NONE		3758000
GILEAD SCIENCES INC		NOTE 0.625% 5/0		375558AH6	10,620m		8000000		PRN		SOLE		NONE		8000000
CHART INDS INC			NOTE  2.000% 8/0	16115QAC4	2,565m		2000000		PRN		SOLE		NONE		2000000
MEDIVATION INC			NOTE 2.625% 4/0		58501NAA9	528m		500000		PRN		SOLE		NONE		500000
NETAPP INC			NOTE 1.750% 6/0		64110DAB0	7,275m		5000000		PRN		SOLE		NONE		5000000
SMITHFIELD FOODS INC		NOTE 4.000% 6/3		832248AR9	4,530m		4000000		PRN		SOLE		NONE		4000000
UNITED STATES STL CORP NEW 	NOTE  4.000% 5/1	912909AE8 	2,368m		2000000		PRN		SOLE		NONE		2000000
VERIFONE SYS INC 		NOTE  1.375% 6/1	92342YAB5 	2,380m		2000000		PRN		SOLE		NONE		2000000
PROSHARES TR			PSHS ULSHT 7-10Y	74347R313	377m		12000		PRN		SOLE		NONE		12000

